Other income - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended
	Jan. 31, 2024	Dec. 31, 2023
Rett Syndrome Research Trust
Other Income [Line Items]
Maximum grant receivable for initial phase of project	€ 1,015
Innovation credit
Other Income [Line Items]
Total conditional waiver of debt		€ 4,365